INVESTMENT IN COMPEDICA (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Balance as of April 1
Initial investment in Compedica	5,050
Loss from equity method investment	(44)
Loss on impairment	(4,804)
Change in fair value of investment in Compedica	(182)
Return of investment interest to Compedica	(20)
Investment in Compedica as of March 31